CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Cash flows from operating activities:
Net (loss) income	$ (15,921)	$ 17,857	$ 183,020	$ 37,412	$ 79,551
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization, net	39,886	61,149	106,262	139,330	139,253
Amortization of deferred financing costs	2,034	2,639	5,167	5,351	5,313
Amortization of fair value adjustment of mortgage notes payable assumed	(45)	(44)	(90)	(88)	(86)
Amortization and accretion on deferred loan fees	(1,425)	(1,529)	(2,441)	(268)	0
Amortization of premiums and discounts of broadly syndicated loans, net	(206)	0
Amortization of premiums and discounts on real estate-related securities	12	0
Capitalized interest income	(539)	(2,643)	(8,546)	0	0
Equity-based compensation	80	64	138	33	0
Straight-line rental income	(2,083)	(3,338)	(5,612)	(7,555)	(8,174)
Write-offs for uncollectable lease-related receivables	5,870	330
Gain on disposition of real estate assets, net	(16,901)	(13,400)	(180,666)	(6,299)	(17,044)
Gain on sale of broadly syndicated loans	(223)	0
Amortization of gain on swap termination	(10)	(10)	(18)	0	0
Impairment of real estate assets	15,507	33,155	72,939	32,975	2,855
Provision for credit losses	25,682	0
Fair value adjustment to contingent consideration			0	0	(337)
Ineffectiveness of interest rate swaps					(488)
Write-off of deferred financing costs	544	0	2,271	46	896
Changes in assets and liabilities:
Rents and tenant receivables	(12,958)	1,769	16,034	(2,432)	862
Prepaid expenses and other assets	2,045	(6,059)	(6,456)	(833)	(67)
Accounts payable and accrued expenses	1,427	2,428	(1,742)	14	(192)
Deferred rental income and other liabilities	(4,885)	(5,336)	(987)	4,921	(70)
Due from affiliates			0	56	2
Due to affiliates	(662)	(2,971)	9,302	3,172	(3,349)
Net cash provided by operating activities	37,229	84,061	188,575	205,835	198,925
Cash flows from investing activities:
Investment in real estate-related securities	(16,450)	0
Investment in broadly syndicated loans	(404,896)	0	(2,750)	0	0
Investment in real estate assets and capital expenditures	(7,171)	(2,866)
Investment in real estate assets			(6,165)	(11,905)	(307,385)
Capital expenditures			(17,722)	(7,297)	(13,315)
Origination and acquisition of loans held-for-investment, net	(1,165)	(62,761)	(217,014)	(89,295)	0
Principal payments received on loans held-for-investment	63,592	11,112	17,186	0	0
Principal payments received on real estate-related securities	355	0
Origination and exit fees received on loans held-for-investment	571	112	1,697	185	0
Investment in revenue bonds			0	0	(2,081)
Net proceeds from disposition of real estate assets	157,198	159,052	1,399,953	64,180	99,013
Net proceeds from sale of broadly syndicated loans	19,842	0
Payment of property escrow deposits	(250)	0	(350)	(1,100)	(11,472)
Refund of property escrow deposits	250	0	350	1,100	11,722
Proceeds from the settlement of insurance claims	0	20	110	240	132
Net cash (used in) provided by investing activities	(188,124)	104,669	1,175,295	(43,892)	(223,386)
Cash flows from financing activities:
Redemptions of common stock	(38,705)	(42,839)	(84,088)	(93,830)	(103,675)
Distributions to stockholders	(44,150)	(54,663)	(112,083)	(102,822)	(93,310)
Proceeds from credit facilities and repurchase facility	320,992	239,500	424,500	268,000	1,572,706
Repayments of credit facilities and notes payable	(218,814)	(337,248)	(1,137,022)	(227,181)	(1,341,617)
Payment of loan deposits			0	0	(1,139)
Refund of loan deposits			0	0	1,064
Deferred financing costs paid	(844)	(48)	(1,211)	0	(13,228)
Distributions to noncontrolling interest	0	(150)	(285)	(279)	(291)
Net cash provided by (used in) financing activities	18,479	(195,448)	(910,189)	(156,112)	20,510
Net decrease in cash and cash equivalents and restricted cash	(132,416)	(6,718)	453,681	5,831	(3,951)
Cash and cash equivalents and restricted cash, beginning of period	473,355	19,674	19,674	13,843	17,794
Cash and cash equivalents and restricted cash, end of period	340,939	12,956	473,355	19,674	13,843
Reconciliation of cash and cash equivalents and restricted cash to the condensed consolidated balance sheets:
Cash and cash equivalents	336,142	3,399	466,024	10,533	4,745
Restricted cash	$ 4,797	$ 9,557	$ 7,331	$ 9,141	$ 9,098